[GRAPHIC OMITTED]





                                                     PAX WORLD
                                                     ETHICAL INVESTING




                                                     [GRAPHIC OMITTED]
                                                    Semi-Annual Report












                                                     PAX World
                                                     Money Market Fund





                                                     31 JULY 2001

Investment Adviser
Pax World Management Corp.
222 State Street
Portsmouth, NH  03801-3853


Transfer and Dividend Disbursing Agents

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899-8950

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020

Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930

PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200



Dear Shareholder:


We are pleased to present the semi-annual report of Pax World Money Market Fund, Inc. for the period February 1, 2001 through July 31, 2001.


The Fund had net assets of $214,673,935 and 2,382 active shareholders as of July 31, 2001.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/s/Thomas W. Grant       /s/Laurence A. Shadek              /s/Steven W. Duff


Thomas W. Grant          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                             Statement of Net Assets (unaudited)
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.

FACE                                                 MATURITY          VALUE
AMOUNT                                                   DATE  YIELD  (NOTE 1)
--------------------------------------------------------------------------------

COMMERCIAL PAPER: 29.66%
  $ 5,000,000  Apreco Inc........................    08/08/01  3.72% $ 4,996,403
    4,000,000  Asset Securitization Cooperative..    08/30/01  3.77    3,987,917
   10,000,000  Ford Motor Credit of Puerto Rico..    08/17/01  3.75    9,983,378
    5,000,000  Glaxo Wellcome PLC................    10/12/01  3.66    4,963,700
    5,000,000  Marsh & Mclennan Co. Inc..........    10/18/01  3.94    4,957,966
    4,000,000  Marsh Usa ........................    10/09/01  3.65    3,972,247
    7,000,000  McGraw-Hill Companies.............    08/16/01  3.68    6,989,296
    5,000,000  Private Export Funding Corporation    10/24/01  3.58    4,958,583
    5,000,000  United Parcel Service.............    12/31/01  4.69    4,905,000
    5,000,000  Wells Fargo Bank..................    08/17/01  3.67    4,991,889
    9,000,000  Yale University...................    09/07/01  3.68    8,966,145
  -----------                                                        -----------
   64,000,000  Total Commercial Paper ...                             63,672,524
  -----------                                                        -----------

DOMESTIC CERTIFICATES OF DEPOSIT: 2.33%
  $ 5,000,000  Comerica Bank.....................    01/22/02  5.30% $ 5,002,292
  -----------                                                        -----------
    5,000,000  Total Domestic Certificates of Deposit                  5,002,292
  -----------                                                        -----------

EURODOLLAR CERTIFICATES OF DEPOSIT: 4.66%
  $ 5,000,000  Barclays Bank PLC.................    11/19/01  3.95% $ 4,999,356
    5,000,000  Barclays Bank PLC.................    08/06/01  5.17    4,999,979
  -----------                                                        -----------
   10,000,000  Total Eurodollar Certificates of Deposit                9,999,335
  -----------                                                        -----------

GOVERNMENT AGENCIES: 19.77%
  $10,000,000  Federal Home Loan Bank............    08/24/01  3.87% $ 9,975,530
    5,000,000  Federal Home Loan
               Mortgage Corporation..............    08/16/01  5.09    4,989,667
    5,000,000  Federal Home Loan
               Mortgage Corporation..............    04/10/02  4.17    4,860,000
    5,000,000  Federal Home Loan
               Mortgage Corporation..............    09/27/01  3.63    4,971,500
    2,720,000  Federal Home Loan
               Mortgage Corporation..............    06/20/02  3.78    2,630,924
    5,000,000  Federal National
               Mortgage Association..............    08/03/01  4.75    4,998,708



   The accompanying notes are an integral part of these financial statements.

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.

FACE                                                 MATURITY          VALUE
AMOUNT                                                   DATE  YIELD  (NOTE 1)
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES: (continued)
  $ 5,200,000  Federal National
               Mortgage Association..............    10/04/01  3.86% $ 5,164,871
    5,000,000  Federal National
               Mortgage Association..............    04/05/02  4.10    4,864,493
  -----------                                                        -----------
   42,920,000  Total Government Agencies.........                     42,455,693
  -----------                                                        -----------

LOAN PARTICIPATION: 3.26%
  $ 7,000,000  Equitable Life Assurance Society
               With J.P. Morgan Chase (a)........    03/20/02  3.81% $ 7,000,000
  -----------                                                        -----------
    7,000,000  Total Loan Participation..........                      7,000,000
  -----------                                                        -----------

MASTER NOTE: 3.26%
  $ 7,000,000  GMAC Mortgage Corp. (b)...........    08/01/01  3.86% $ 7,000,000
  -----------                                                        -----------
    7,000,000  Total Master Note.................                      7,000,000
  -----------                                                        -----------

OTHER NOTES: (c) 15.34%
  $ 2,015,000  G & L Land Management
               LOC Fifth Third Bank..............    12/01/17  3.92% $ 2,015,000
    4,515,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank..................    04/01/10  3.92    4,515,000
    3,405,000  Oak Crest Homes Inc.
               LOC First of America..............    11/01/26  3.97    3,405,000
    4,000,000  SDR Capital, L.L.C.
               LOC First Michigan Bank...........    10/01/26  4.00    4,000,000
    5,645,000  Spring Hill Medical Complex
               LOC AmSouth Bank, N.A.............    09/01/11  3.95    5,645,000
    8,900,000  State of Texas
               Veterans' Hospital................    12/01/09  3.80    8,900,000
    1,000,000  State of Texas
               Veterans' Hospital................    12/01/29  3.80    1,000,000
    3,450,000  Weller Irrevocable
               Trust #2 - Series 1998
               LOC First Union National Bank.....    09/01/13  3.95    3,450,000
  -----------                                                        -----------
   32,930,000  Total Other Notes.................                     32,930,000
  -----------                                                        -----------



   The accompanying notes are an integral part of these financial statements.

                                  Statement of Net Assets, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.

FACE                                               MATURITY           VALUE
AMOUNT                                                 DATE   YIELD  (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT, OVERNIGHT: 21.43%
  $46,000,000  J.P. Morgan Securities Inc.
               (Collateralized by $45,735,000,
               FHLMC, 5.500%, due 05/15/02,
               Value $46,923,702) ...............  08/01/01   3.90% $ 46,000,000
  -----------                                                       ------------
   46,000,000  Total Repurchase Agreement, Overnight                  46,000,000
  -----------                                                       ------------
               Total Investments (99.71%) (Cost $214,059,844+)      $214,059,844
               Cash and Other Assets, Net of Liabilities (0.29%)         614,091
                                                                    ------------
               Net Assets (100.00%)                                 $214,673,935
                                                                    ============
               Net Asset Value, offering and redemption price per share:
               Individual Investor Class,
                  19,443,872 Shares Outstanding (Note 3)            $       1.00
                                                                    ============
               Institutional Class,
                  162,811,620 Shares Outstanding (Note 3)           $       1.00
                                                                    ============
               Broker Service Class,
                  19,520,984 Shares Outstanding (Note 3)            $       1.00
                                                                    ============
               MMA Praxis Class,
                  12,897,459 Shares Outstanding (Note 3)            $       1.00
                                                                    ============

+    Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

(a) The interest rate is adjusted quarterly based on 3-month LIBOR plus 5 basis points.

(b) The interest rate is adjusted monthly based on 1-month LIBOR; 7-day put feature.

(c)  These securities have a 7-day put feature.


KEY NOTES:
FHLMC   =   Federal Home Loan Mortgage Corp.
LOC     =   Letter of Credit




   The accompanying notes are an integral part of these financial statements.
                                        4

                                             Statement of Operations (unaudited)
                                                  Six Months Ended July 31, 2001
PAX WORLD Money Market Fund, Inc.

Investment income
   Income:
     Interest................................................   $ 5,051,841
                                                                -----------
   Expenses: (Note 2)
     Advisory fee............................................       154,712
     Administrative services fee.............................       103,142
     Shareholder servicing fee (Individual Investor Class)...        22,383
     Shareholder servicing fee (Broker Service Class)........        18,688
     Shareholder servicing fee (MMA Praxis Class)............        14,364
     Custodian expenses......................................         8,099
     Shareholder servicing and related shareholder expenses+.        89,379
     Legal fees, compliance and filing fees..................        31,497
     Audit and accounting....................................        54,065
     Directors' fees.........................................         3,006
     Amortization of organization costs......................        10,646
     Other...................................................         3,472
                                                                -----------
        Total expenses.......................................       513,453
        Less:
        Expenses paid indirectly (Note 2)....................        (6,305)
        Fees waived (Note 2).................................       (42,541)
        Expenses reimbursed (Note 2).........................       (33,612)
                                                                -----------
     Net expenses ...........................................       430,995
                                                                -----------
   Net investment income.....................................     4,620,846
Realized gain (loss) on investments
Net realized gain (loss) on investments......................           -0-
                                                                -----------
Increase in net assets from operations.......................   $ 4,620,846
                                                                ===========


+ Include Class specific transfer agency expenses of $35,394, $16,186, $16,440 and $5,741 for Individual Class, Institutional Class, Broker Class and MMA Praxis Class, respectively.




   The accompanying notes are an integral part of these financial statements.
                                        5

                                             Statements of Changes in Net Assets
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.


                                              Six Months
                                                 Ended               Year
                                             July 31, 2001           Ended
                                              (Unaudited)      January 31, 2001
                                               ---------       ----------------

Increase (decrease) in net assets
Operations:
   Net investment income..................   $   4,620,846       $   9,658,053
   Net realized gain (loss) on investments             -0-                 105
                                             -------------       -------------
   Increase in net assets from operations.       4,620,846           9,658,158

Dividends to shareholders:
Net investment income:
   Individual Investor Class..............        (381,214)         (1,010,817)
   Institutional Class....................      (3,703,202)         (8,129,651)
   Broker Service Class...................        (292,075)           (156,315)
   MMA Praxis Class.......................        (244,355)           (361,270)

Net realized gain on investments:
   Individual Investor Class..............             -0-                  (9)
   Institutional Class....................             -0-                 (89)
   Broker Service Class...................             -0-                  (2)
   MMA Praxis Class.......................             -0-                  (5)

Capital share transactions (Note 3):
   Individual Investor Class..............       3,028,171           2,787,667
   Institutional Class....................       2,438,193          38,160,091
   Broker Service Class...................      15,492,549           2,843,675
   MMA Praxis Class.......................       2,733,873           6,032,116
                                             -------------       -------------
   Total increase (decrease)..............      23,692,786          49,823,549

Net assets:
   Beginning of period....................     190,981,149         141,157,600
                                             -------------       -------------
   End of period..........................   $ 214,673,935       $ 190,981,149
                                             =============       =============





   The accompanying notes are an integral part of these financial statements.
                                        6

                                       Notes to Financial Statements (unaudited)
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. (the "Fund") is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class, the Broker Service Class and the MMA Praxis Class. The Individual Investor Class, Broker Service Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class, Broker Service Class and the MMA Praxis Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to institutional investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Individual Investor Class, Institutional Class, Broker Service Class and the MMA Praxis Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:


a)   Valuation of Securities

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.


1.   SUMMARY OF ACCOUNTING POLICIES, continued

b)   Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c)   Dividends and Distributions
Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

d)   Organization Costs
Organization costs are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

e)   Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f)   General
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



2.   INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-Advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement only with respect to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a service fee equal to .25% per annum of the average daily net assets with respect only to the Individual Investor Class, the Broker Service Class and the MMA Praxis Class shares.

During the period ended July 31, 2001, the Advisor voluntarily waived advisory fees of $37,945. The Distributor voluntarily waived shareholder servicing fees of $4,596 for the MMA Praxis Class. In addition, although not required to do so, the Advisor has agreed to reimburse class specific expenses amounting to $33,612 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $17,845 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as shareholder servicing agent for the Institutional Class and Broker Service Class.

Included in the statement of operations under the captions "Custodian expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $6,241 and $64, respectively.

                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.


3.   CAPITAL STOCK

At July 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $214,673,935. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                Six Months           Year
                                                  Ended              Ended
                                              July 31, 2001    January 31, 2001
                                              -------------    ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------

Sold......................................      12,028,759          88,659,543
Issued on reinvestment of dividends.......         378,876             990,993
Redeemed..................................      (9,379,464)        (86,862,869)
                                              ------------        ------------
Net increase (decrease)...................       3,028,171           2,787,667
                                              ============        ============


INSTITUTIONAL CLASS
-------------------
Sold......................................     296,891,478         415,890,338
Issued on reinvestment of dividends.......       2,858,473           6,500,555
Redeemed..................................    (297,311,758)       (384,230,802)
                                              ------------        ------------
Net increase (decrease)...................       2,438,193          38,160,091
                                              ============        ============


BROKER SERVICE CLASS
--------------------
Sold......................................      22,613,612          10,216,595
Issued on reinvestment of dividends.......         275,076             148,713
Redeemed..................................      (7,396,139)         (7,521,633)
                                              ------------        ------------
Net increase (decrease)...................      15,492,549           2,843,675
                                              ============        ============


MMA PRAXIS CLASS
----------------
Sold......................................       7,489,684          15,118,377
Issued on reinvestment of dividends.......         247,035             359,457
Redeemed..................................      (5,002,846)         (9,445,718)
                                              ------------        ------------
Net increase (decrease)...................       2,733,873           6,032,116
                                              ============        ============



                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS

                                                                     INDIVIDUAL
                                                                   INVESTOR CLASS
                                            ----------------------------------------------------------------
                                                                        Year
                                                                        Ended                 May 27, 1998
                                              Six Months             January 31,            (Commencement
                                                 Ended        -------------------------       of Sales) to
                                            July 31, 2001       2001            2000       January  31, 1999
                                            -------------     ---------       ---------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............        $   1.00        $   1.00        $   1.00        $   1.00
                                              ---------       ---------       ---------       ---------

Income from investment operations:
     Net investment income............            0.021           0.058           0.046           0.032

Less distributions:
     Dividends from net
        investment income.............           (0.021)         (0.058)         (0.046)         (0.032)
                                              ---------       ---------       ---------       ---------

Net asset value, end of period........        $   1.00        $   1.00        $   1.00        $   1.00
                                              =========       =========       =========       =========

------------------------------------------------------------------------------------------------------------
Total Return..........................            2.14%(a)        5.99%           4.74%           3.27%(a)
------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000).......        $  19,444       $  16,416          13,628       $   5,495

Ratios to average net assets:
     Expenses (net of fees waived and
        expenses reimbursed) (b)......            0.61%(c)        0.60%           0.60%           0.60%(c)

     Net investment income............            4.26%(c)        5.86%           4.74%           4.59%(c)

     Advisory and administrative
        services fees waived..........            0.04%(c)        0.09%           0.14%           0.25%(c)

     Expenses reimbursed..............            0.38%(c)        0.37%           0.54%          --

     Expenses paid indirectly.........            0.01%(c)       --              --              --



(a)  Not Annualized

(b)  Includes expense offsets

(c)  Annualized




                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS, continued

                                                                   INSTITUTIONAL
                                                                       CLASS
                                            ----------------------------------------------------------------
                                                                        Year
                                                                        Ended                 May 27, 1998
                                              Six Months             January 31,            (Commencement
                                                 Ended        -------------------------       of Sales) to
                                            July 31, 2001       2001            2000       January  31, 1999
                                            -------------     ---------       ---------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............        $   1.00        $   1.00        $   1.00        $   1.00
                                              ---------       ---------       ---------       ---------

Income from investment operations:
     Net investment income............            0.022           0.061           0.049           0.034

Less distributions:
     Dividends from net
        investment income.............           (0.022)         (0.061)         (0.049)         (0.034)
                                              ---------       ---------       ---------       ---------

Net asset value, end of period........        $   1.00        $   1.00        $   1.00        $   1.00
                                              =========       =========       =========       =========

------------------------------------------------------------------------------------------------------------
Total Return..........................            2.27%(a)        6.26%           5.00%           3.45%(a)
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......        $ 162,812       $ 160,373       $ 122,213       $ 119,309

Ratios to average net assets:
     Expenses (net of fees waived) (b)            0.36%(c)        0.35%           0.35%           0.35%(c)

        Net investment income.........            4.57%(c)        6.09%           4.89%           4.90%(c)

     Advisory and administrative
        services fees waived..........            0.04%(c)        0.09%           0.14%           0.25%(c)

     Expenses paid indirectly.........            0.01%(c)       --              --              --



(a)  Not Annualized

(b)  Includes expense offsets

(c)  Annualized








                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS, continued

                                                                   BROKER
                                                                SERVICE CLASS
                                            ----------------------------------------------------------------
                                                                        Year
                                                                        Ended              January  13, 1999
                                              Six Months             January 31,            (Commencement
                                                 Ended        -------------------------       of Sales) to
                                            July 31, 2001       2001            2000       January  31, 1999
                                            -------------     ---------       ---------    -----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............        $   1.00        $   1.00        $   1.00        $   1.00
                                              ---------       ---------       ---------       ---------

Income from investment operations:
     Net investment income............            0.020           0.056           0.044           0.002

Less distributions:
     Dividends from net
        investment income.............           (0.020)         (0.056)         (0.044)         (0.002)
                                              ---------       ---------       ---------       ---------

Net asset value, end of period........        $   1.00        $   1.00        $   1.00        $   1.00
                                              =========       =========       =========       =========

------------------------------------------------------------------------------------------------------------
Total Return..........................            2.04%(a)        5.78%           4.53%           0.22%(a)
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......        $  19,521       $   4,028       $   1,185       $      70

Ratios to average net assets:
     Expenses (net of fees waived) (b)            0.81%(c)        0.80%           0.80%           0.80%(c)

     Net investment income............            3.91%(c)        5.71%           4.51%           4.16%(c)

     Advisory and administrative
        services fees waived..........            0.04%(c)        0.09%           0.14%           0.25%(c)

     Expenses paid indirectly.........            0.01%(c)       --              --              --



(a)  Not Annualized

(b)  Includes expense offsets

(c)  Annualized






                            Notes to Financial Statements, (unaudited) continued
                                                                   July 31, 2001
PAX WORLD Money Market Fund, Inc.



4. FINANCIAL HIGHLIGHTS,continued

                                                                        MMA PRAXIS
                                                                          CLASS
                                            ------------------------------------------------------------------
                                                                                              October 12, 1999
                                             Six Months                  Year                (Commencement of
                                                Ended                    Ended                    Sales) to
                                            July 31, 2001           January 31, 2001          January 31, 2000
                                            -------------           ----------------          ----------------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)

Net asset value,
     beginning of period..............        $   1.00                  $   1.00                  $   1.00
                                              ---------                 ---------                 ---------

Income from investment operations:
     Net investment income............            0.021                     0.058                     0.016

Less distributions:
     Dividends from net
        investment income.............           (0.021)                   (0.058)                   (0.016)
                                              ---------                 ---------                 ---------

Net asset value, end of period........        $   1.00                  $   1.00                  $   1.00
                                              =========                 =========                 =========

--------------------------------------------------------------------------------------------------------------
Total Return..........................            2.14%(a)                  5.99%                     1.58%(a)
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data

Net assets, end of period (000).......        $  12,897                 $  10,164                 $   4,131

Ratios to average net assets:
     Expenses (net of fees waived and
        expenses reimbursed)(b).......            0.61%(c)                  0.60%                     0.60%(c)

     Net investment income............            4.25%(c)                  5.90%                     5.21%(c)

     Advisory, administrative services and
        shareholder servicing fees waived         0.12%(c)                  0.31%                     0.39%(c)

     Expenses reimbursed..............           --                        --                         1.21%(c)

     Expenses paid indirectly.........            0.01%(c)                 --                        --



(a)  Not Annualized

(b)  Includes expense offsets

(c)  Annualized



                                       14

                        PAXWORLD Money Market Fund, Inc.
                           A Socially Responsible Fund


The Pax World Money Market Fund seeks to maximize current income while maintaining both liquidity and a stable share price. The Fund is designed to meet the short-term investment needs of socially responsible investors.


A Socially Screened Portfolio
The Fund invests only in institutions whose goods and services are essentially non-military and improve the quality of life, including health care, housing and education.

No Loads or Transaction Fees
Investors can purchase and redeem shares at their own convenience.

Low Initial Minimum and Free Check Writing
Investors may open an account for only $250 and enjoy free check writing privileges ($250 per check minimum).

Full Range of Services
With your Pax World account, you'll have online 24-hour access to:

          o    check account balances
          o    purchase, redeem or transfer fund shares
          o    exchange shares between mutual funds in Pax World Funds

You will also have the opportunity to invest automatically each month or quarter from your savings or checking account.






For more complete information, including charges and expenses, please call for a prospectus which should be read carefully before investing.

PAX WORLD
ETHICAL INVESTING






PAX World
222 State Street
Portsmouth, NH 03801
[GRAPHIC OMITTED] 800.767.1729
web www.paxfund.com
email info@paxfund.com








For general fund information:
[GRAPHIC OMITTED] 800.767.1729



For shareholder account information:
[GRAPHIC OMITTED] 800.372.7827




For broker services:
[GRAPHIC OMITTED] 800.635.1404



Address all account inquiries to:
PAX World
P.O. Box 8930
Wilmington, DE 19899



[GRAPHIC OMITTED] printed in USA on recycled paper

                                      COVER
                               Transmittal Letter

                       REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                               NEW YORK N.Y. 10020


                                                             September 26, 2001




VIA EDGAR TRANSMISSION




Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re:      Pax World Money Market Fund, Inc.
         Semi-Annual Report to Shareholder
         Rule 30b2-1 under the
         Investment Company Act of 1940


Dear Sir or Madam:


On behalf of Pax World Money Market Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Semi-Annual Report (unauditied) to Shareholders dated July 31, 2001.

The Semi-Annual Report was mailed on about the date hereof to all shareholders of record of the Fund.


Very truly yours,




ENCLOSURE